Earnings per share	6 Months Ended
Jun. 30, 2023
Earnings per share
Earnings per share

6.Earnings per share

Basic earnings per share amounts are calculated by dividing profit for the period net of tax attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share amounts are calculated by dividing the net profit for the period net of tax attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following reflects the earnings and number of shares used in basic and diluted earnings per share computations for the six months ended June 30, 2023 and 2022:

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Profit for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	11,343	53,063

Weighted average number of ordinary shares for basic and diluted earnings per share	197,314,600	197,971,371

Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$	0.06	0.27

The Company does not consider the effect of the warrants sold in the Initial Public Offering and private placement and the options granted under Employee Stock Option plan in the calculation of diluted earnings per share, since they do not have a dilutive effect as at the reporting date they are out of the money, except an insignificant portion of vested options with strike price of 0. Deferred exchange shares are not considered by the Company in calculation of the basic and diluted earnings per share, as the instrument is neither vested at the reporting date nor would have been vested if the reporting date was the end of the contingent period, due to the fact that the vesting conditions in relation to the entire number of 20,000,000 deferred exchange shares were not met at the reporting date.

The weighted average number of ordinary shares (both basic and diluted) includes 569,301 shares issued as consideration for the acquisition of Lightmap and 864,269 shares that may be issued in the future as a deferred consideration for the acquisition of Lightmap Ltd as discussed in the Note 15.